Expense Example - R2 R3 R4 R5 R6 Shares - JPMorgan Core Plus Bond Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	116	364	632	1,397	91	286	497	1,107	65	207	361	809	50	159	279	627	40	127	223	504